BASIC AND DILUTED LOSS PER SHARE (Schedule of Basic and Diluted Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Numerator
Net loss	$ (14,794)	$ (768)
Denominator
Weighted average number of common shares outstanding for basic loss per common share	97,517,298	44,272,288
Adjustment for dilutive securities
Weighted average number of common shares outstanding for diluted loss per common share	97,517,298	44,272,288
Net loss per common share - basic and diluted	$ (0.15)	$ (0.02)